Property, Plant and Equipment (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Property, Plant And Equipment 1	$ 2,687,820
Property, Plant And Equipment 2	2,687,820
Property, Plant And Equipment 3	1,027,297
Property, Plant And Equipment 4	$ 902,312